Fair Value Measurements (Tables)	12 Months Ended
Oct. 31, 2020
Statement [LineItems]
Schedule of Financial Assets and Liabilities not Carried at Fair Value

Financial Assets and Liabilities not carried at Fair Value[1]

(millions of Canadian dollars)			As at
	October 31, 2020		October 31, 2019
	Carrying value	Fair value	Carrying value	Fair value
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses
Government and government-related securities	$174,592	$175,500	$78,275	$78,374
Other debt securities	53,087	53,373	52,222	52,370
Total debt securities at amortized cost, net of allowance for credit losses	227,679	228,873	130,497	130,744
Total loans, net of allowance for loan losses	717,523	727,197	684,608	688,154
Total financial assets not carried at fair value	$945,202	$956,070	$815,105	$818,898

FINANCIAL LIABILITIES
Deposits	$1,135,333	$1,137,624	$886,977	$892,597
Securitization liabilities at amortized cost	15,768	16,143	14,086	14,258
Subordinated notes and debentures	11,477	12,374	10,725	11,323
Total financial liabilities not carried at fair value	$1,162,578	$1,166,141	$911,788	$918,178

[1]	This table excludes financial assets and liabilities where the carrying amount is a reasonable approximation of fair value.

Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities
Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities
(millions of Canadian dollars)	Fair value as at November 1 2019	Total realized and unrealized gains (losses)		Movements		Transfers		Fair value as at October 31 2020	Change in unrealized gains (losses) on instruments still held[5]
		Included in income[1]	Included in OCI[2,3]	Purchases/ Issuances	Sales/ Settlements[4]	Into Level 3	Out of Level 3

FINANCIAL ASSETS

Trading loans, securities, and other
Government and government- related securities
Canadian government debt
Provinces	$8	$–	$–	$–	$(8)	$–	$–	$–	$–
U.S. federal, state, municipal governments and agencies debt	–	(1)	–	–	–	17	–	16	–
Other debt securities
Canadian issuers	3	–	–	–	(1)	2	(2)	2	–

Other issuers	1	–	–	29	(40)	16	(5)	1	–

	12	(1)	–	29	(49)	35	(7)	19	–
Non-trading financial assets at fair value through profit or loss
Securities	493	12	–	118	(52)	–	–	571	(2)

Loans	5	–	–	–	(2)	–	–	3	–

	498	12	–	118	(54)	–	–	574	(2)

Financial assets at fair value through other comprehensive income
Government and government- related securities
Other OECD government guaranteed debt	–	–	–	–	–	–	–	–	–
Other debt securities
Asset-backed securities	–	–	–	–	–	–	–	–	–
Corporate and other debt	24	–	(4)	–	–	–	–	20	(4)
Equity securities
Common shares	1,507	–	(4)	48	2	–	–	1,553	(4)

Preferred shares	44	–	(19)	2	(1)	–	–	26	(20)
	$1,575	$–	$(27)	$50	$1	$–	$–	$1,599	$(28)

FINANCIAL LIABILITIES

Trading deposits[6]	$(4,092)	$214	$–	$(3,334)	$2,558	$(3)	$8	$(4,649)	$328
Derivatives[7]
Interest rate contracts	(83)	(43)	–	–	30	–	–	(96)	(17)
Foreign exchange contracts	(1)	2	–	–	–	1	–	2	1
Equity contracts	(925)	172	–	(101)	146	(1)	2	(707)	172

Commodity contracts	(17)	(42)	–	–	41	–	–	(18)	(16)

	(1,026)	89	–	(101)	217	–	2	(819)	140

Financial liabilities designated at fair value through profit or loss	(21)	112	–	(202)	87	–	–	(24)	112
Obligations related to securities sold short	–	–	–	–	–	(6)	6	–	–

[1]	Gains/losses on financial assets and liabilities are recognized within Non-interest income on the Consolidated Statement of Income.
[2]	Other comprehensive income.
[3]	Includes realized gains/losses transferred to retained earnings on disposal of equities designated at FVOCI. Refer to Note 7 for further details.
[4]	Includes foreign exchange.
[5]	Changes in unrealized gains/losses on financial assets at FVOCI are recognized in AOCI.
[6]	Issuances and repurchases of trading deposits are reported on a gross basis.
[7]

As at October 31, 2020, consists of derivative assets of $0.4 billion (November 1, 2019 – $0.6 billion) and derivative liabilities of $1.2 billion (November 1, 2019 – $1.6 billion), which have been netted in this table for presentation purposes only.

Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities
(millions of Canadian dollars)	Fair value as at November 1 2018	Total realized and unrealized gains (losses)			Movements		Transfers	Fair value as at October 31 2019	Change in unrealized gains (losses) on instruments still held[5]
		Included in income[1]	Included in OCI[2,3]	Purchases/ Issuances	Sales/ Settlements [4]	Into Level 3	Out of Level 3

FINANCIAL ASSETS

Trading loans, securities, and other
Government and government- related securities
Canadian government debt
Provinces	$3	$–	$–	$–	$(50)	$55	$–	$8	$–
Other debt securities
Canadian issuers	1	–	–	1	(2)	4	(1)	3	–

Other issuers	16	1	–	2	(24)	20	(14)	1	–

	20	1	–	3	(76)	79	(15)	12	–
Non-trading financial assets at fair value through profit or loss
Securities	408	97	–	317	(329)	–	–	493	20

Loans	19	4	–	5	(23)	–	–	5	1

	427	101	–	322	(352)	–	–	498	21

Financial assets at fair value through other comprehensive income
Government and government- related securities
Other OECD government guaranteed debt	200	24	–	–	(224)	–	–	–	–
Other debt securities
Asset-backed securities	562	–	–	–	–	–	(562)	–	–
Corporate and other debt	24	–	–	–	–	–	–	24	–
Equity securities
Common shares	1,492	–	(3)	31	(13)	–	–	1,507	(4)

Preferred shares	135	–	(16)	1	(75)	–	(1)	44	(23)
	$2,413	$24	$(19)	$32	$(312)	$–	$(563)	$1,575	$(27)

FINANCIAL LIABILITIES

Trading deposits[6]	$(3,024)	$(380)	$–	$(2,030)	$1,342	$–	$–	$(4,092)	$(243)
Derivatives[7]
Interest rate contracts	(63)	(22)	–	–	6	(4)	–	(83)	(32)
Foreign exchange contracts	1	–	–	–	–	(5)	3	(1)	(1)
Equity contracts	(624)	(472)	–	(127)	298	–	–	(925)	(460)

Commodity contracts	27	(33)	–	–	(11)	–	–	(17)	(20)

	(659)	(527)	–	(127)	293	(9)	3	(1,026)	(513)

Financial liabilities designated at fair value through profit or loss	(14)	104	–	(187)	76	–	–	(21)	65
Obligations related to securities sold short	–	–	–	1	–	–	(1)	–	–

[1]	Gains/losses on financial assets and liabilities are recognized within Non-interest income on the Consolidated Statement of Income.
[2]	Other comprehensive income.
[3]	Includes realized gains/losses transferred to retained earnings on disposal of equities designated at FVOCI. Refer to Note 7 for further details.
[4]	Includes foreign exchange.
[5]	Changes in unrealized gains/losses on financial assets at FVOCI are recognized in AOCI.
[6]	Issuances and repurchases of trading deposits are reported on a gross basis.
[7]

As at October 31, 2019, consists of derivative assets of $0.6 billion (November 1, 2018 – $0.5 billion) and derivative liabilities of $1.6 billion (November 1, 2018 – $1.2 billion), which have been netted in this table for presentation purposes only.

Summary of Quantitative Information about Fair Value Measurements Using Significant Unobservable Inputs (Level 3 Instruments)
Valuation Techniques and Inputs Used in the Fair Value Measurement of Level 3 Assets and Liabilities
								As at
				October 31, 2020		October 31, 2019
	Valuation technique	Significant unobservable inputs (Level 3)		Lower range	Upper range	Lower range	Upper range	Unit
Government and government-related securities	Market comparable	Bond price equivalent		19	116	101	158	points

Other debt securities	Market comparable	Bond price equivalent		–	111	–	113	points

Equity securities[1]	Market comparable	New issue price		100	100	100	100	%
	Discounted cash flow	Discount rate		9	9	9	9	%
	EBITDA multiple	Earnings multiple		n/a	n/a	3.5	3.5	times
	Market comparable	Price equivalent		23	23	79	80	%

Non-trading financial assets at fair value through profit or loss	Market comparable	New issue price		100	100	100	100	%
	Discounted cash flow	Discount rates		20	20	8	20	%
	EBITDA multiple	Earnings multiple		1.5	16.0	1.1	6.7	times
	Price-based	Net Asset Value	[2]	n/a	n/a	n/a	n/a

Derivatives
Interest rate contracts	Swaption model	Currency-specific volatility		n/a	n/a	27	325	%
	Discounted cash flow	Inflation rate swap curve		1	2	1	2	%
	Option model	Funding ratio		60	75	60	75	%

Foreign exchange contracts	Option model	Currency-specific volatility		4	18	4	12	%

Equity contracts	Option model	Price correlation		(16)	95	(19)	97	%
		Quanto correlation		10	68	10	68	%
		Dividend yield		–	10	–	8	%
		Equity volatility		8	117	7	124	%
	Market comparable	New issue price		100	100	100	100	%

Commodity contracts	Option model	Quanto correlation		(66)	(46)	(66)	(46)%
		Swaption correlation		73	85	44	56
								%
Trading deposits	Option model	Price correlation		(16)	98	(19)	97	%
		Quanto correlation		(35)	68	(43)	68	%
		Dividend yield		–	11	–	16	%
		Equity volatility		7	284	7	96	%
	Swaption model	Currency-specific volatility		21	462	25	325	%

Financial liabilities designated at fair value through profit or loss	Option model	Funding ratio		1	70	2	70	%

[1]

As at October 31, 2020, common shares exclude the fair value of Federal Reserve stock and Federal Home Loan Bank stock of $1.5 billion (October 31, 2019 – $1.5 billion) which are redeemable by the issuer at cost which approximates fair value. These securities cannot be traded in the market, hence, these securities have not been subjected to the sensitivity analysis.

[2]	Net asset value information for private funds has not been disclosed due to the wide range in prices for these instruments.

Schedule of Sensitivity Analysis of Level 3 Financial Assets and Liabilities

Sensitivity Analysis of Level 3 Financial Assets and Liabilities
(millions of Canadian dollars)				As at
	October 31, 2020		October 31, 2019
	Impact to net assets		Impact to net assets
	Decrease in fair value	Increase in fair value	Decrease in fair value	Increase in fair value
FINANCIAL ASSETS
Non-trading financial assets at fair value through profit or loss
Securities	$57	$27	$49	$23
Loans	–	–	1	1
	57	27	50	24
Derivatives
Equity contracts	18	27	14	17
Financial assets at fair value through other comprehensive income
Other debt securities
Corporate and other debt	–	–	2	2
Equity securities
Common shares	6	3	6	3
Preferred shares	7	4	10	4
	13	7	18	9

FINANCIAL LIABILITIES
Trading deposits	33	72	23	32
Derivatives
Interest rate contracts	12	10	20	14
Equity contracts	71	52	41	35
	83	62	61	49
Financial liabilities designated at fair value through profit or loss	1	3	2	2
Total	$205	$198	$168	$133

Summary of Aggregate Difference between Transaction Price and Valuation Technique non-observable inputs used to value the instruments become observable. The following table summarizes the aggregate difference yet to be recognized in net income due to the difference between the transaction price and the amount determined using valuation techniques with significant non-observable inputs at initial recognition.

(millions of Canadian dollars)	For the years ended October 31
	2020	2019
Balance as at beginning of year	$15	$14
New transactions	87	38
Recognized in the Consolidated Statement of Income during the year	(66)	(37)
Balance as at end of year	$36	$15

At fair value [member]
Statement [LineItems]
Schedule of Fair Value Hierarchy for Assets and Liabilities

The following table presents the levels within the fair value hierarchy for each of the assets and liabilities measured at fair value on a recurring basis as at October 31, 2020 and October 31, 2019.

Fair Value Hierarchy for Assets and Liabilities Measured at Fair Value on a Recurring Basis
(millions of Canadian dollars)									As at
	October 31, 2020					October 31, 2019
	Level 1	Level 2	Level 3	Total	[1]	Level 1	Level 2	Level 3	Total	[1]

FINANCIAL ASSETS AND COMMODITIES
Trading loans, securities, and other[2]
Government and government-related securities
Canadian government debt
Federal	$351	$21,141	$–	$21,492		$395	$10,521	$–	$10,916
Provinces	–	8,468	–	8,468		–	8,510	8	8,518
U.S. federal, state, municipal governments, and agencies debt	–	22,809	16	22,825		–	19,133	–	19,133
Other OECD government guaranteed debt	–	4,563	–	4,563		–	4,132	–	4,132
Mortgage-backed securities	–	1,690	–	1,690		–	1,746	–	1,746
Other debt securities
Canadian issuers	–	5,613	2	5,615		–	5,129	3	5,132
Other issuers	–	13,352	1	13,353		–	13,547	1	13,548
Equity securities
Common shares	43,803	39	–	43,842		56,058	61	–	56,119
Preferred shares	37	–	–	37		57	–	–	57
Trading loans	–	12,959	–	12,959		–	12,482	–	12,482
Commodities	12,976	484	–	13,460		13,761	437	–	14,198
Retained interests	–	14	–	14		–	19	–	19
	57,167	91,132	19	148,318		70,271	75,717	12	146,000
Non-trading financial assets at fair value through profit or loss
Securities	232	4,027	571	4,830		229	3,985	493	4,707
Loans	–	3,715	3	3,718		–	1,791	5	1,796
	232	7,742	574	8,548		229	5,776	498	6,503
Derivatives
Interest rate contracts	22	17,937	–	17,959		22	14,794	–	14,816
Foreign exchange contracts	13	29,605	2	29,620		24	30,623	3	30,650
Credit contracts	–	19	–	19		–	16	–	16
Equity contracts	5	3,855	370	4,230		1	1,298	589	1,888
Commodity contracts	383	2,022	9	2,414		266	1,246	12	1,524
	423	53,438	381	54,242		313	47,977	604	48,894
Financial assets designated at fair value through profit or loss
Securities[2]	–	4,739	–	4,739		–	4,040	–	4,040
	–	4,739	–	4,739		–	4,040	–	4,040
Financial assets at fair value through other comprehensive income
Government and government-related securities
Canadian government debt
Federal	–	14,126	–	14,126		–	9,663	–	9,663
Provinces	–	16,502	–	16,502		–	12,927	–	12,927
U.S. federal, state, municipal governments, and agencies debt	–	33,034	–	33,034		–	40,737	–	40,737
Other OECD government guaranteed debt	–	10,756	–	10,756		–	14,407	–	14,407
Mortgage-backed securities	–	3,865	–	3,865		–	5,437	–	5,437
Other debt securities
Asset-backed securities	–	10,006	–	10,006		–	15,888	–	15,888
Non-agency collateralized mortgage obligation portfolio	–	–	–	–		–	247	–	247
Corporate and other debt	–	9,875	20	9,895		–	7,810	24	7,834
Equity securities
Common shares	819	15	1,553	2,387		89	2	1,507	1,598
Preferred shares	186	–	26	212		198	–	44	242
Loans	–	2,502	–	2,502		–	2,124	–	2,124
	1,005	100,681	1,599	103,285		287	109,242	1,575	111,104
Securities purchased under reverse repurchase agreements	–	7,395	–	7,395		–	4,843	–	4,843
FINANCIAL LIABILITIES
Trading deposits	–	14,528	4,649	19,177		–	22,793	4,092	26,885
Derivatives
Interest rate contracts	14	19,022	96	19,132		19	14,404	83	14,506
Foreign exchange contracts	14	27,300	–	27,314		21	29,374	4	29,399
Credit contracts	–	327	–	327		–	420	–	420
Equity contracts	–	3,360	1,077	4,437		–	2,877	1,514	4,391
Commodity contracts	355	1,611	27	1,993		266	1,040	29	1,335
	383	51,620	1,200	53,203		306	48,115	1,630	50,051
Securitization liabilities at fair value	–	13,718	–	13,718		–	13,058	–	13,058
Financial liabilities designated at fair value through profit or loss	–	59,641	24	59,665		–	105,110	21	105,131
Obligations related to securities sold short [2]	1,039	33,960	–	34,999		878	28,778	–	29,656
Obligations related to securities sold under repurchase agreements	–	3,675	–	3,675		–	2,973	–	2,973

[1]	Fair value is the same as carrying value.
[2]	Balances reflect the reduction of securities owned (long positions) by the amount of identical securities sold but not yet purchased (short positions).

Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Statement [LineItems]
Schedule of Fair Value Hierarchy for Assets and Liabilities

The following table presents the levels within the fair value hierarchy for each of the financial assets and liabilities not carried at fair value as at October 31, 2020 and October 31, 2019, but for which fair value is disclosed.

Fair Value Hierarchy for Assets and Liabilities not carried at Fair Value[1]
(millions of Canadian dollars)								As at
	October 31, 2020				October 31, 2019
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

ASSETS
Debt securities at amortized cost, net of allowance for credit losses
Government and government-related securities	$919	$174,571	$10	$175,500	$169	$78,195	$10	$78,374
Other debt securities	–	53,371	2	53,373	–	52,368	2	52,370
Total debt securities at amortized cost, net of allowance for credit losses	919	227,942	12	228,873	169	130,563	12	130,744
Total loans, net of allowance for loan losses	–	236,287	490,910	727,197	–	221,405	466,749	688,154
Total assets with fair value disclosures	$919	$464,229	$490,922	$956,070	$169	$351,968	$466,761	$818,898

LIABILITIES
Deposits	$–	$1,137,624	$–	$1,137,624	$–	$892,597	$–	$892,597
Securitization liabilities at amortized cost	–	16,143	–	16,143	–	14,258	–	14,258
Subordinated notes and debentures	–	12,374	–	12,374	–	11,323	–	11,323
Total liabilities with fair value disclosures	$–	$1,166,141	$–	$1,166,141	$–	$918,178	$–	$918,178
[1]	This table excludes financial assets and liabilities where the carrying amount is a reasonable approximation of fair value.